Long term incentive Programs and mangement remuneration (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Long-Term Incentive Programs and Management remuneration
Short-term employee benefits	R$ 19,739	R$ 29,820
Other long-term benefits	530	0
Termination benefits	1,159	931
Share-based payments	2,218	803
Total	R$ 23,646	R$ 31,554